Fair Value Measurements (Reinsurance) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Reinsurance Recoverable [Member] | Guaranteed Withdrawal Benefits [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	$ 3,073	[1]	$ 2,002	[1]
Total realized/unrealized gains (losses) included in net income	(2,142)	[1],[2],[3]	504	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI	(231)	[1],[4]	111	[1],[4]
Purchases	0	[1]	0	[1]
Settlements	381	[1]	456	[1]
Sales	0	[1]	0	[1]
Transfers into Level 3	0	[1],[5]	0	[1],[5]
Transfers out of Level 3	0	[1],[5]	0	[1],[5]
Fair value, Ending Balance	1,081	[1]	3,073	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(2,142)	[1],[3],[6]	504	[1],[3],[6]
Limited Partnerships and Other Alternative Investments [Member] | Guaranteed Withdrawal Benefits [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	0
Total realized/unrealized gains (losses) included in net income	(11)	[2],[3]
Total realized/unrealized gains (losses) included in OCI	0	[4]
Purchases	26
Settlements	0
Sales	0
Transfers into Level 3	135	[5]
Transfers out of Level 3	0	[5]
Fair value, Ending Balance	150
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(11)	[3],[6]
Separate Accounts [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	1,031		1,247
Total realized/unrealized gains (losses) included in net income	37	[2],[3]	25	[2],[3]
Total realized/unrealized gains (losses) included in OCI	0	[4]	0	[4]
Purchases	252		292
Settlements	(1)		0
Sales	(476)		(171)
Transfers into Level 3	443	[5]	14	[5]
Transfers out of Level 3	(703)	[5]	(376)	[5]
Fair value, Ending Balance	583		1,031
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	$ 28	[3],[6]	$ (1)	[3],[6]

[1]	Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.
[2]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[3]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[4]	All amounts are before income taxes and amortization of DAC.
[5]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).